Income tax benefit/(expense) - Summary of Income Tax Expense/(Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Current tax
Current tax	$ 0	$ 0	$ 0	$ 0
Total current tax (benefit)/expense	0	0	0	0
Deferred tax
(Increase)/decrease in deferred tax assets	15	(127)	15	(314)
(Decrease)/increase in deferred tax liabilities	(61)	82	(187)	127
Total deferred tax (benefit)/expense	(46)	(45)	(172)	(187)
Income tax (benefit)/expense	$ (46)	$ (45)	$ (172)	$ (187)